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                  The Hartford Financial Services Group, Inc.
                              Investment Law Unit
                              55 Farmington Avenue
                               Hartford, CT 06105


VIA ELECTRONIC TRANSMISSION

October 30, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Hartford Series Fund, Inc. - File Nos. 333-45431, 811-08629

Dear Commissioners:

     In lieu of filing the definitive prospectuses and statement of additional information for Hartford Equity Income HLS Fund, a series of Hartford Series Fund, Inc. ("Company"), pursuant to Rule 497(c) under the Securities Act of 1933, I hereby certify that:

1) the form of prospectuses and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in the Company's registration statement amendment number 28 filed October 24, 2003, and

2) the text of the registration statement amendment number 28 was filed electronically.

     Please contact me at (860) 297-6443 with any questions.

Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr
Assistant General Counsel